Average Annual Total Returns - SA JPMorgan Equity-Income Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	3.22%	11.38%	12.00%	3.05%	11.21%	11.83%	2.95%	11.10%	11.72%	2.80%	9.74%	10.50%